Servicing Activities (Schedule Of Servicing Assets at Fair Value) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Servicing Activities [Abstract]
Estimated fair value, Beginning Balance	$ 952	$ 2,519
Additions from purchases of servicing rights	60	240
Subtractions from disposition of servicing assets	(911)	0
Servicing Asset at Fair Value, Changes in Fair Value Resulting from Changes in Valuation Inputs or Changes in Assumptions	(32)	(282)
Servicing Asset at Fair Value, Other Changes in Fair Value	(69)	(395)
Deconsolidation of subsidiary	0	(1,130)
Estimated fair value, Ending Balance	$ 0	$ 952